UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (48.4%)
	Consumer Discretionary (10.2%)
1,074,000	Altice, SA*^ 7.750%, 05/15/22	$1,102,193
361,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	326,028
269,000	Brunswick Corp.*µ 4.625%, 05/15/21	266,478
1,147,000	Century Communities, Inc.* 6.875%, 05/15/22	1,171,374
1,534,000	Chrysler Group, LLC 8.000%, 06/15/19	1,636,586
829,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	842,989
4,688,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	5,320,880
3,472,000	Dana Holding Corp.µ 6.750%, 02/15/21	3,693,340
	DISH DBS Corp.µ
5,186,000	5.125%, 05/01/20	5,331,856
4,189,000	7.875%, 09/01/19^	4,819,968
3,069,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	3,222,450
2,174,000	Golden Nugget Escrow, Inc.*^µ 8.500%, 12/01/21	2,282,700
1,017,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	1,098,996
1,952,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	1,973,960
1,818,000	Hasbro, Inc.^µ 6.600%, 07/15/28	2,075,729
	Icahn Enterprises, LP
2,961,000	5.875%, 02/01/22	3,033,174
1,811,000	6.000%, 08/01/20^	1,894,759
418,000	4.875%, 03/15/19	419,045
3,836,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	4,241,177
	L Brands, Inc.µ
2,302,000	7.600%, 07/15/37	2,543,710
522,000	6.950%, 03/01/33	542,228
1,081,000	Liberty Interactive, LLC^µ 8.250%, 02/01/30	1,189,100
	Meritage Homes Corp.µ
2,609,000	7.150%, 04/15/20	2,879,684
1,464,000	7.000%, 04/01/22	1,612,230
2,187,000	MISA Investments, Ltd.* 8.625%, 08/15/18	2,240,308
1,435,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	1,467,288
	Neiman Marcus Group Ltd., LLC*
472,000	8.750%, 10/15/21^	512,415
376,000	8.000%, 10/15/21µ	394,800
2,167,000	Netflix, Inc.^µ 5.375%, 02/01/21	2,255,034
	Numericable Group, SA*
2,148,000	6.000%, 05/15/22	2,154,712
153,000	6.250%, 05/15/24^	153,574
4,373,000	Outerwall, Inc.µ 6.000%, 03/15/19	4,498,724

PRINCIPAL AMOUNT		VALUE

821,000	Quiksilver, Inc. / QS Wholesale, Inc.*µ 7.875%, 08/01/18	$760,451
2,965,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	3,389,366
	Ryland Group, Inc.µ
4,220,000	6.625%, 05/01/20^	4,554,962
1,143,000	5.375%, 10/01/22	1,138,714
1,435,000	Sally Holdings, LLC / Sally Capital, Inc.^µ 5.750%, 06/01/22	1,511,234
2,685,000	Service Corp. International^µ 7.500%, 04/01/27	2,970,281
2,240,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	2,230,200
2,300,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	2,289,937
2,302,000	Time, Inc.*^ 5.750%, 04/15/22	2,278,980
	Toll Brothers Finance Corp.
2,532,000	5.625%, 01/15/24^	2,677,590
882,000	4.000%, 12/31/18µ	905,153
2,217,000	Viking Cruises, Ltd.*µ 8.500%, 10/15/22	2,440,086

		94,344,443

	Consumer Staples (2.0%)
744,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	760,740
2,800,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	2,968,000
3,812,000	JBS USA, LLC*µ 7.250%, 06/01/21	4,090,753
4,143,000	Land O’Lakes, Inc.*^µ 6.000%, 11/15/22	4,464,082
3,871,000	Post Holdings, Inc.^µ 7.375%, 02/15/22	4,091,163
2,417,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	2,619,424

		18,994,162

	Energy (10.4%)
2,563,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,718,382
1,918,000	Berry Petroleum Companyµ 6.375%, 09/15/22	1,983,931
	Bonanza Creek Energy, Inc.
1,918,000	6.750%, 04/15/21µ	2,013,900
921,000	5.750%, 02/01/23^	904,883
1,726,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	1,826,324
	Calumet Specialty Products Partners, LPµ
1,765,000	7.625%, 01/15/22	1,880,828
1,212,000	9.625%, 08/01/20	1,383,195
628,000	6.500%, 04/15/21*	645,270
	Carrizo Oil & Gas, Inc.µ
3,391,000	7.500%, 09/15/20	3,700,429
2,505,000	8.625%, 10/15/18^	2,633,381
	Cimarex Energy Company
4,603,000	5.875%, 05/01/22^µ	5,066,177
844,000	4.375%, 06/01/24	866,155

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,370,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	$5,470,687
2,225,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,301,484
1,364,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	1,379,345
1,611,000	EPL Oil & Gas, Inc.µ 8.250%, 02/15/18	1,698,598
4,220,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	4,238,462
4,895,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	5,329,431
1,903,000	Halcon Resources Corp. 9.750%, 07/15/20	2,027,884
4,220,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	4,623,537
	Linn Energy, LLC
3,836,000	8.625%, 04/15/20µ	4,061,365
1,534,000	6.250%, 11/01/19^‡	1,560,845
1,151,000	7.750%, 02/01/21µ	1,217,183
767,000	6.500%, 05/15/19µ	784,258
	Oasis Petroleum, Inc.µ
3,215,000	6.500%, 11/01/21	3,442,059
959,000	6.875%, 01/15/23	1,049,506
1,742,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,666,876
2,109,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,232,904
1,077,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	1,113,349
2,526,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	2,513,370
3,836,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,265,152
855,000	SESI, LLCµ 7.125%, 12/15/21	959,203
1,274,000	Seventy Seven Energy, Inc.µ 6.625%, 11/15/19	1,344,866
1,381,000	SM Energy Companyµ 6.500%, 11/15/21	1,481,123
2,609,000	Swift Energy Companyµ 8.875%, 01/15/20	2,754,126
2,762,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	2,905,279
7,135,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	7,607,694
2,133,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,192,991

		95,844,432

	Financials (2.5%)
1,842,000	AON Corp.µ 8.205%, 01/01/27	2,340,224
4,365,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	4,690,891
997,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	1,023,171
829,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	870,450
1,519,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,515,202
	Jefferies Finance, LLC*µ
3,261,000	7.375%, 04/01/20	3,428,126
922,000	6.875%, 04/15/22	923,153

PRINCIPAL AMOUNT		VALUE

1,757,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	$1,711,977
4,220,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	4,531,225
2,263,000	Nuveen Investments, Inc.* 9.125%, 10/15/17	2,431,311

		23,465,730

	Health Care (5.5%)
2,474,000	Alere, Inc. 6.500%, 06/15/20	2,554,405
3,878,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	4,180,969
976,000	ConvaTec Finance International, SA*µ 8.250%, 01/15/19	999,790
1,849,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	1,747,305
2,378,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	2,345,303
	Endo Health Solutions, Inc.*
5,754,000	7.000%, 12/15/20	6,056,085
767,000	7.000%, 07/15/19^	809,185
	HCA Holdings, Inc.µ
6,138,000	5.875%, 05/01/23	6,341,321
1,488,000	6.250%, 02/15/21	1,576,350
2,302,000	HCA, Inc.µ 7.750%, 05/15/21	2,499,109
4,415,000	Hologic, Inc.µ 6.250%, 08/01/20	4,610,916
1,182,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	1,251,443
4,220,000	Teleflex, Inc.^µ 6.875%, 06/01/19	4,483,750
4,718,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	5,006,977
	Valeant Pharmaceuticals International, Inc.*µ
4,757,000	7.000%, 10/01/20	4,982,957
737,000	7.500%, 07/15/21	801,948
729,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	770,462

		51,018,275

	Industrials (6.6%)
3,606,000	ACCO Brands Corp.µ 6.750%, 04/30/20	3,750,240
1,976,000	Clean Harbors, Inc.µ 5.125%, 06/01/21	1,937,715
4,757,000	Deluxe Corp.µ 6.000%, 11/15/20	5,003,769
2,210,000	Digitalglobe, Inc.*µ 5.250%, 02/01/21	2,171,325
4,193,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	4,531,061
2,094,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	2,350,515
1,692,000	Garda World Security Corp.*µ 7.250%, 11/15/21	1,737,473
2,167,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,236,073
3,495,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	3,805,181
2,685,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	2,948,466

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,097,000	Meritor, Inc.^ 6.750%, 06/15/21	$1,169,676
1,135,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	1,138,547
2,225,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	2,344,594
2,302,000	Navistar International Corp.^ 8.250%, 11/01/21	2,350,918
1,384,000	Nortek, Inc.µ 8.500%, 04/15/21	1,505,965
5,025,000	Rexel, SA*^µ 6.125%, 12/15/19	5,307,656
3,729,000	Terex Corp.µ 6.000%, 05/15/21	3,941,087
1,554,000	Titan International, Inc. 6.875%, 10/01/20	1,582,166
1,803,000	TransDigm, Inc. 5.500%, 10/15/20	1,799,619
1,534,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,526,330
1,765,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,889,653
	United Rentals North America, Inc.µ
4,220,000	7.625%, 04/15/22	4,689,475
1,074,000	6.125%, 06/15/23	1,111,590

		60,829,094

	Information Technology (4.9%)
2,455,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	2,603,834
	Amkor Technology, Inc.µ
2,524,000	6.375%, 10/01/22^	2,624,960
720,000	6.625%, 06/01/21	757,800
6,138,000	Belden, Inc.*^µ 5.500%, 09/01/22	6,302,959
1,876,000	Cardtronics, Inc.* 5.125%, 08/01/22	1,879,518
1,534,000	Equinix, Inc.µ 5.375%, 04/01/23	1,543,588
4,987,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	5,641,544
3,069,000	J2 Global, Inc. 8.000%, 08/01/20	3,303,011
2,302,000	Magnachip Semiconductor, Inc.^ 6.625%, 07/15/21	2,234,379
6,452,000	Nuance Communications, Inc.*^µ 5.375%, 08/15/20	6,488,292
1,534,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	1,611,659
3,456,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	3,579,120
2,609,000	ViaSat, Inc.µ 6.875%, 06/15/20	2,812,828
4,220,000	Viasystems, Inc.*µ 7.875%, 05/01/19	4,428,362

		45,811,854

	Materials (3.4%)
1,101,000	Chemtura Corp.µ 5.750%, 07/15/21	1,118,891
	First Quantum Minerals, Ltd.*
1,168,000	7.000%, 02/15/21µ	1,207,420

PRINCIPAL AMOUNT		VALUE

1,168,000	6.750%, 02/15/20^	$1,203,770
5,754,000	FMG Resources*^ 8.250%, 11/01/19	6,214,320
3,383,000	Greif, Inc.µ 7.750%, 08/01/19	3,875,649
	INEOS Group Holdings, SA*^
1,688,000	6.125%, 08/15/18	1,711,210
921,000	5.875%, 02/15/19	929,634
	New Gold, Inc.*µ
3,069,000	7.000%, 04/15/20	3,295,339
844,000	6.250%, 11/15/22	894,113
1,803,000	PH Glatfelter Companyµ 5.375%, 10/15/20	1,866,105
	Sealed Air Corp.*µ
1,577,000	6.500%, 12/01/20	1,761,312
867,000	5.250%, 04/01/23	863,749
3,936,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	4,154,940
2,148,000	United States Steel Corp.^µ 6.875%, 04/01/21	2,272,852

		31,369,304

	Telecommunication Services (2.1%)
1,562,000	CenturyLink, Inc.µ 6.750%, 12/01/23	1,696,613
2,134,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,246,035
	Intelsat, SA^
4,296,000	7.750%, 06/01/21	4,411,455
307,000	8.125%, 06/01/23	319,664
1,803,000	SBA Communications Corp.µ 5.625%, 10/01/19	1,888,642
	Sprint Corp.*µ
2,470,000	7.875%, 09/15/23^	2,652,162
1,135,000	7.125%, 06/15/24	1,156,991
794,000	7.250%, 09/15/21	848,588
3,606,000	T-Mobile USA, Inc.^ 6.625%, 04/01/23	3,784,046

		19,004,196

	Utilities (0.8%)
2,302,000	AES Corp.µ 7.375%, 07/01/21	2,625,719
3,805,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	4,080,862
820,000	Calpine Corp. 5.375%, 01/15/23	805,650

		7,512,231

	TOTAL CORPORATE BONDS (Cost $429,928,581)	448,193,721

CONVERTIBLE BONDS (49.2%)
	Consumer Discretionary (11.3%)
6,400,000	HomeAway, Inc.*^ 0.125%, 04/01/19	6,282,016
	Iconix Brand Group, Inc.µ
5,600,000	1.500%, 03/15/18	8,081,416
2,000,000	2.500%, 06/01/16	2,858,680
	Jarden Corp.^
8,015,000	1.125%, 03/15/34*	7,937,134
6,000,000	1.500%, 06/15/19µ	6,963,450
2,350,000	KB Homeµ 1.375%, 02/01/19	2,271,216

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

16,850,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ,§ 0.750%, 03/30/43	$23,432,537
5,050,000		Liberty Media Corp.*^ 1.375%, 10/15/23	5,183,118
10,500,000		MGM Resorts International^µ 4.250%, 04/15/15	15,630,300
6,027,000		Priceline Group, Inc.µ 1.000%, 03/15/18	8,713,686
4,800,000		Standard Pacific Corp.^µ 1.250%, 08/01/32	5,577,360
12,150,000		Tesla Motors, Inc.^µ 1.250%, 03/01/21	11,372,279

			104,303,192

		Energy (1.2%)
8,500,000		Chesapeake Energy Corp.^µ 2.250%, 12/15/38	8,176,660
3,300,000		Energy XXI Bermuda, Ltd.*µ 3.000%, 12/15/18	3,121,618

			11,298,278

		Financials (5.0%)
		Ares Capital Corp.µ
7,300,000		4.750%, 01/15/18	7,711,245
4,027,000		5.750%, 02/01/16	4,282,775
1,600,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,429,252
2,850,000		Health Care REIT, Inc.^µ 3.000%, 12/01/29	3,539,529
3,500,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,445,995
1,215,000		Jefferies Group, Inc.^µ 3.875%, 11/01/29	1,297,905
		MGIC Investment Corp.^µ
4,400,000		2.000%, 04/01/20	5,659,368
1,294,000		5.000%, 05/01/17	1,414,957
3,047,000		Portfolio Recovery Associates, Inc.*µ 3.000%, 08/01/20	3,593,708
4,800,000		Prologis, Inc.^ 3.250%, 03/15/15	5,367,744
4,200,000		Spirit Realty Capital, Inc.^ 2.875%, 05/15/19	4,224,612
2,900,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,242,142

			46,209,232

		Health Care (12.2%)
3,188,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	3,111,647
5,711,000		BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	5,972,964
5,900,000		Cepheid*^ 1.250%, 02/01/21	5,579,571
9,207,000		Cubist Pharmaceuticals, Inc.*^µ 1.875%, 09/01/20	9,909,172
3,050,000		Emergent Biosolutions, Inc.*^ 2.875%, 01/15/21	3,171,115
3,175,000		Fluidigm Corp.^µ 2.750%, 02/01/34	2,953,528
4,100,000		Gilead Sciences, Inc. 1.625%, 05/01/16	16,511,725
2,800,000		Hologic, Inc.^‡ 2.000%, 12/15/37	3,526,698

PRINCIPAL AMOUNT		VALUE

12,800,000	Illumina, Inc.*^ 0.500%, 06/15/21	$12,789,504
1,435,000	Incyte Corp.*µ 1.250%, 11/15/20	1,732,081
3,200,000	Insulet Corp. 2.000%, 06/15/19	3,368,544
5,689,000	Medidata Solutions, Inc.*^ 1.000%, 08/01/18	6,220,609
5,745,000	Molina Healthcare, Inc.^ 1.125%, 01/15/20	6,758,016
5,450,000	Salix Pharmaceuticals, Ltd.^µ 1.500%, 03/15/19	11,322,402
12,700,000	WellPoint, Inc.µ 2.750%, 10/15/42	20,002,817

		112,930,393

	Industrials (2.0%)
2,022,000	Air Lease Corp.µ 3.875%, 12/01/18	2,845,278
8,600,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	15,982,197

		18,827,475

	Information Technology (15.2%)
3,300,000	Citrix Systems, Inc.*^µ 0.500%, 04/15/19	3,593,222
759,000	Electronic Arts, Inc. 0.750%, 07/15/16	914,986
4,400,000	Finisar Corp.*^ 0.500%, 12/15/33	4,328,236
6,200,000	InvenSense, Inc.*^µ 1.750%, 11/01/18	7,426,484
14,250,000	Mentor Graphics Corp.^ 4.000%, 04/01/31	16,607,449
2,200,000	Novellus Systems, Inc.^µ 2.625%, 05/15/41	4,558,180
5,700,000	NVIDIA Corp.*^µ 1.000%, 12/01/18	6,171,817
8,000,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	9,105,520
9,250,000	Palo Alto Networks, Inc.*^ 0.000%, 07/01/19	9,479,400
3,600,000	Salesforce.com, Inc.^µ 0.250%, 04/01/18	3,989,250
21,500,000	SanDisk Corp.*^µ 0.500%, 10/15/20	25,115,870
11,550,000	ServiceNow, Inc.*^ 0.000%, 11/01/18	12,439,234
	SunEdison, Inc.*^
8,378,000	0.250%, 01/15/20	8,482,725
1,531,000	2.000%, 10/01/18	2,360,105
4,374,000	SunPower Corp.*^ 0.875%, 06/01/21	4,968,252
6,700,000	Take-Two Interactive Software, Inc.^µ 1.000%, 07/01/18	8,198,455
4,000,000	Verint Systems, Inc.^ 1.500%, 06/01/21	4,080,980
	Workday, Inc.
3,450,000	1.500%, 07/15/20	4,381,741
3,450,000	0.750%, 07/15/18^	4,260,233

		140,462,139

	Materials (2.3%)
6,950,000	Cemex, SAB de CV^µ 3.250%, 03/15/16	9,626,515

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,200,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	$6,030,791
	RTI International Metals, Inc.^
2,800,000	1.625%, 10/15/19	2,732,912
2,600,000	3.000%, 12/01/15µ	2,677,740

		21,067,958

	TOTAL CONVERTIBLE BONDS (Cost $402,765,485)	455,098,667

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
844,000	United States Treasury Note~ 0.125%, 12/31/14 (Cost $844,000)	844,247

SYNTHETIC CONVERTIBLE SECURITIES (17.3%) ¤
Corporate Bonds (14.7%)
	Consumer Discretionary (3.1%)
326,000	Altice, SA*^ 7.750%, 05/15/22	334,558
109,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	98,441
81,000	Brunswick Corp.*µ 4.625%, 05/15/21	80,241
348,000	Century Communities, Inc.* 6.875%, 05/15/22	355,395
466,000	Chrysler Group, LLC 8.000%, 06/15/19	497,164
251,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	255,236
1,423,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	1,615,105
1,054,000	Dana Holding Corp.µ 6.750%, 02/15/21	1,121,192
	DISH DBS Corp.µ
1,574,000	5.125%, 05/01/20	1,618,269
1,271,000	7.875%, 09/01/19^	1,462,444
931,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	977,550
660,000	Golden Nugget Escrow, Inc.*^µ 8.500%, 12/01/21	693,000
308,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	332,833
592,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	598,660
552,000	Hasbro, Inc.^µ 6.600%, 07/15/28	630,254
	Icahn Enterprises, LP
899,000	5.875%, 02/01/22	920,913
549,000	6.000%, 08/01/20^	574,391
127,000	4.875%, 03/15/19	127,318
1,164,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	1,286,947
	L Brands, Inc.µ
698,000	7.600%, 07/15/37	771,290
158,000	6.950%, 03/01/33	164,123
328,000	Liberty Interactive, LLC^µ 8.250%, 02/01/30	360,800
	Meritage Homes Corp.µ
791,000	7.150%, 04/15/20	873,066

PRINCIPAL AMOUNT		VALUE

444,000	7.000%, 04/01/22	$488,955
663,000	MISA Investments, Ltd.* 8.625%, 08/15/18	679,161
435,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	444,788
	Neiman Marcus Group Ltd., LLC*
143,000	8.750%, 10/15/21^	155,244
114,000	8.000%, 10/15/21µ	119,700
658,000	Netflix, Inc.^µ 5.375%, 02/01/21	684,731
	Numericable Group, SA*
652,000	6.000%, 05/15/22	654,037
47,000	6.250%, 05/15/24^	47,176
1,327,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,365,151
249,000	Quiksilver, Inc. / QS Wholesale, Inc.*µ 7.875%, 08/01/18	230,636
900,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	1,028,812
	Ryland Group, Inc.µ
1,280,000	6.625%, 05/01/20^	1,381,600
347,000	5.375%, 10/01/22	345,699
435,000	Sally Holdings, LLC / Sally Capital, Inc.^µ 5.750%, 06/01/22	458,109
815,000	Service Corp. International^µ 7.500%, 04/01/27	901,594
680,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	677,025
698,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	694,946
698,000	Time, Inc.*^ 5.750%, 04/15/22	691,020
	Toll Brothers Finance Corp.
768,000	5.625%, 01/15/24^	812,160
268,000	4.000%, 12/31/18µ	275,035
673,000	Viking Cruises, Ltd.*µ 8.500%, 10/15/22	740,721

		28,625,490

	Consumer Staples (0.6%)
226,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	231,085
850,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	901,000
1,156,000	JBS USA, LLC*µ 7.250%, 06/01/21	1,240,533
1,257,000	Land O’Lakes, Inc.*^µ 6.000%, 11/15/22	1,354,417
1,174,000	Post Holdings, Inc.^µ 7.375%, 02/15/22	1,240,771
733,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	794,389

		5,762,195

	Energy (3.1%)
778,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	825,166
582,000	Berry Petroleum Companyµ 6.375%, 09/15/22	602,006
	Bonanza Creek Energy, Inc.
582,000	6.750%, 04/15/21µ	611,100
279,000	5.750%, 02/01/23^	274,118

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

524,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	$554,458
	Calumet Specialty Products Partners, LPµ
535,000	7.625%, 01/15/22	570,109
368,000	9.625%, 08/01/20	419,980
191,000	6.500%, 04/15/21*	196,253
	Carrizo Oil & Gas, Inc.µ
1,029,000	7.500%, 09/15/20	1,122,896
760,000	8.625%, 10/15/18^	798,950
	Cimarex Energy Company
1,397,000	5.875%, 05/01/22^µ	1,537,573
256,000	4.375%, 06/01/24	262,720
1,630,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	1,660,562
675,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	698,203
414,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	418,658
489,000	EPL OIl & Gas, Inc.µ 8.250%, 02/15/18	515,589
1,280,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	1,285,600
1,485,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	1,616,794
577,000	Halcon Resources Corp. 9.750%, 07/15/20	614,866
1,280,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	1,402,400
	Linn Energy, LLC
1,164,000	8.625%, 04/15/20µ	1,232,385
466,000	6.250%, 11/01/19^‡	474,155
349,000	7.750%, 02/01/21µ	369,068
233,000	6.500%, 05/15/19µ	238,243
	Oasis Petroleum, Inc.µ
975,000	6.500%, 11/01/21	1,043,859
291,000	6.875%, 01/15/23	318,463
528,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	505,230
640,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	677,600
327,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	338,036
767,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	763,165
1,164,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	1,294,222
260,000	SESI, LLCµ 7.125%, 12/15/21	291,688
386,000	Seventy Seven Energy, Inc.µ 6.625%, 11/15/19	407,471
419,000	SM Energy Companyµ 6.500%, 11/15/21	449,378
791,000	Swift Energy Companyµ 8.875%, 01/15/20	834,999
838,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	881,471
2,165,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	2,308,431
647,000	Western Refining, Inc.µ 6.250%, 04/01/21	665,197

		29,081,062

PRINCIPAL AMOUNT		VALUE

	Financials (0.8%)
559,000	AON Corp.µ 8.205%, 01/01/27	$710,198
1,325,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	1,423,924
303,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	310,954
251,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	263,550
461,000	iStar Financial, Inc.µ 4.875%, 07/01/18	459,848
	Jefferies Finance, LLC*µ
989,000	7.375%, 04/01/20	1,039,686
280,000	6.875%, 04/15/22	280,350
533,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	519,342
1,280,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	1,374,400
687,000	Nuveen Investments, Inc.* 9.125%, 10/15/17	738,096

		7,120,348

	Health Care (1.7%)
751,000	Alere, Inc. 6.500%, 06/15/20	775,407
1,177,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,268,953
296,000	ConvaTec Finance International, SA*µ 8.250%, 01/15/19	303,215
561,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	530,145
722,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	712,073
	Endo Health Solutions, Inc.*
1,746,000	7.000%, 12/15/20	1,837,665
233,000	7.000%, 07/15/19^	245,815
	HCA Holdings, Inc.µ
1,862,000	5.875%, 05/01/23	1,923,679
452,000	6.250%, 02/15/21	478,838
698,000	HCA, Inc.µ 7.750%, 05/15/21	757,766
1,340,000	Hologic, Inc.µ 6.250%, 08/01/20	1,399,462
358,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	379,033
1,280,000	Teleflex, Inc.^µ 6.875%, 06/01/19	1,360,000
1,432,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	1,519,710
	Valeant Pharmaceuticals International, Inc.*µ
1,443,000	7.000%, 10/01/20	1,511,542
223,000	7.500%, 07/15/21	242,652
221,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	233,569

		15,479,524

	Industrials (2.0%)
1,094,000	ACCO Brands Corp.µ 6.750%, 04/30/20	1,137,760
599,000	Clean Harbors, Inc.µ 5.125%, 06/01/21	587,394

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,443,000	Deluxe Corp.µ 6.000%, 11/15/20	$1,517,856
670,000	Digitalglobe, Inc.*µ 5.250%, 02/01/21	658,275
1,272,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	1,374,555
636,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	713,910
513,000	Garda World Security Corp.*µ 7.250%, 11/15/21	526,787
658,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	678,974
1,060,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,154,075
815,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	894,972
333,000	Meritor, Inc.^ 6.750%, 06/15/21	355,061
345,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	346,078
675,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	711,281
698,000	Navistar International Corp.^ 8.250%, 11/01/21	712,833
420,000	Nortek, Inc.µ 8.500%, 04/15/21	457,013
1,525,000	Rexel, SA*^µ 6.125%, 12/15/19	1,610,781
1,131,000	Terex Corp.µ 6.000%, 05/15/21	1,195,326
471,000	Titan International, Inc. 6.875%, 10/01/20	479,537
547,000	TransDigm, Inc. 5.500%, 10/15/20	545,974
466,000	Triumph Group, Inc.µ 4.875%, 04/01/21	463,670
535,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	572,784
	United Rentals North America, Inc.µ
1,280,000	7.625%, 04/15/22	1,422,400
326,000	6.125%, 06/15/23	337,410

		18,454,706

	Information Technology (1.5%)
745,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	790,166
	Amkor Technology, Inc.µ
766,000	6.375%, 10/01/22^	796,640
219,000	6.625%, 06/01/21	230,498
1,862,000	Belden, Inc.*^µ 5.500%, 09/01/22	1,912,041
569,000	Cardtronics, Inc.* 5.125%, 08/01/22	570,067
466,000	Equinix, Inc.µ 5.375%, 04/01/23	468,912
1,513,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	1,711,581
931,000	J2 Global, Inc. 8.000%, 08/01/20	1,001,989
698,000	Magnachip Semiconductor, Inc.^ 6.625%, 07/15/21	677,496

PRINCIPAL AMOUNT		VALUE

1,958,000	Nuance Communications, Inc.*^µ 5.375%, 08/15/20	$1,969,014
466,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	489,591
1,049,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,086,371
791,000	ViaSat, Inc.µ 6.875%, 06/15/20	852,797
1,280,000	Viasystems, Inc.*µ 7.875%, 05/01/19	1,343,200

		13,900,363

	Materials (1.0%)
334,000	Chemtura Corp.µ 5.750%, 07/15/21	339,428
	First Quantum Minerals, Ltd.*
355,000	7.000%, 02/15/21µ	366,981
355,000	6.750%, 02/15/20^	365,872
1,746,000	FMG Resources*^ 8.250%, 11/01/19	1,885,680
1,027,000	Greif, Inc.µ 7.750%, 08/01/19	1,176,557
	INEOS Group Holdings, SA*^
512,000	6.125%, 08/15/18	519,040
279,000	5.875%, 02/15/19	281,616
	New Gold, Inc.*µ
931,000	7.000%, 04/15/20	999,661
256,000	6.250%, 11/15/22	271,200
547,000	PH Glatfelter Companyµ 5.375%, 10/15/20	566,145
	Sealed Air Corp.*µ
478,000	6.500%, 12/01/20	533,866
263,000	5.250%, 04/01/23	262,014
1,194,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	1,260,416
652,000	United States Steel Corp.^µ 6.875%, 04/01/21	689,897

		9,518,373

	Telecommunication Services (0.6%)
474,000	CenturyLink, Inc.µ 6.750%, 12/01/23	514,849
648,000	Frontier Communications Corp.µ 7.625%, 04/15/24	682,020
	Intelsat, SA^
1,304,000	7.750%, 06/01/21	1,339,045
93,000	8.125%, 06/01/23	96,836
547,000	SBA Communications Corp.µ 5.625%, 10/01/19	572,983
	Sprint Corp.*µ
750,000	7.875%, 09/15/23^	805,313
345,000	7.125%, 06/15/24	351,684
241,000	7.250%, 09/15/21	257,569
1,094,000	T-Mobile USA, Inc.^ 6.625%, 04/01/23	1,148,016

		5,768,315

	Utilities (0.3%)
698,000	AES Corp.µ 7.375%, 07/01/21	796,156
1,155,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	1,238,737

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

249,000	Calpine Corp. 5.375%, 01/15/23	$244,643

		2,279,536

	TOTAL CORPORATE BONDS	135,989,912

U.S. Government and Agency Security (0.0%)
256,000	United States Treasury Note~ 0.125%, 12/31/14	256,075

NUMBER OF CONTRACTS		VALUE
Purchased Options (2.6%) #
	Consumer Discretionary (0.1%)
8,100	D.R. Horton, Inc. Call, 08/16/14, Strike $24.00	32,400
1,775	Lennar Corp. Call, 01/17/15, Strike $37.00	450,850
4,900	Toll Brothers, Inc. Call, 09/20/14, Strike $37.00	122,500

		605,750

	Energy (0.3%)
736	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	3,223,680

	Health Care (0.9%)
2,125	Gilead Sciences, Inc. Call, 01/17/15, Strike $72.50	4,462,500
3,760	Mylan, Inc. Call, 01/17/15, Strike $45.00	2,472,200
190	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,434,500

		8,369,200

	Information Technology (1.3%)
1,400	Apple, Inc. Call, 01/17/15, Strike $71.43	3,398,500
1,940	Facebook, Inc. Call, 01/17/15, Strike $67.50	1,920,600
180	Google, Inc. Call, 01/17/15, Strike $1,020.00	2,826,000
4,000	Micron Technology, Inc. Call, 01/15/16, Strike $25.00	3,700,000

		11,845,100

	TOTAL PURCHASED OPTIONS	24,043,730

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $149,942,081)	160,289,717

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (20.0%)
	Consumer Staples (1.6%)
54,000	Bunge, Ltd.µ 4.875%	5,710,500
30,800	Post Holdings, Inc. 5.250%	3,006,542

NUMBER OF SHARES		VALUE

130,000	Tyson Foods, Inc. 4.750%	$6,353,750

		15,070,792

	Energy (2.4%)
19,133	Chesapeake Energy Corp.*^µ 5.750%	22,481,275

	Financials (6.5%)
350,000	Affiliated Managers Group, Inc.^µ 5.150%	22,137,500
64,000	American Tower Corp. 5.250%	7,062,400
93,000	Crown Castle International Corp. 4.500%	9,321,390
539,000	MetLife, Inc.µ 5.000%	16,310,140
103,333	Weyerhaeuser Company^ 6.375%	5,582,049

		60,413,479

	Industrials (5.6%)
58,200	Genesee & Wyoming, Inc.^ 5.000%	7,531,662
	Stanley Black & Decker, Inc.^
91,966	4.750%µ	12,061,341
33,500	6.250%	3,798,900
480,000	United Technologies Corp.^µ 7.500%	28,473,600

		51,865,503

	Telecommunication Services (0.9%)
161,000	Intelsat, SAµ 5.750%	7,929,250

	Utilities (3.0%)
170,000	Dominion Resources, Inc. 6.375%	8,619,000
130,000	Exelon Corp.^ 6.500%	6,383,000
	NextEra Energy, Inc.
185,000	5.799%^	9,866,050
46,000	5.599%µ	2,856,830

		27,724,880

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $167,672,517)	185,485,179

COMMON STOCKS (0.4%)
	Financials (0.4%)
13,850	American International Group, Inc.µ	719,923
190,000	Och-Ziff Capital Management Group, LLC - Class A	2,585,900

	TOTAL COMMON STOCKS (Cost $3,205,296)	3,305,823

SHORT TERM INVESTMENT (2.6%)
23,553,052	Fidelity Prime Money Market Fund - Institutional Class (Cost $23,553,052)	23,553,052

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (138.0%) (Cost $1,177,911,012)	$1,276,770,406

LIABILITIES, LESS OTHER ASSETS (-38.0%)	(351,342,767)

NET ASSETS (100.0%)	$925,427,639

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $727,252,353. $166,037,102 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $850,249.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$55,000,000	$(189,704)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(196,461)

					$(386,165)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Cost basis of investments	$1,195,733,789

Gross unrealized appreciation	108,390,632
Gross unrealized depreciation	(27,354,015)

Net unrealized appreciation (depreciation)	$81,036,617

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, (Lending Agreement) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”), together with the BNP Agreement, (“Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2014, the average borrowings under the Agreements were $351.6 million. For the period ended July 31, 2014, the average interest rate was 0.53%. As of July 31, 2014, the amount of total outstanding borrowings was $360.0 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2014, the Fund used approximately $156.2 million of its cash collateral to offset the SSB Agreement, representing 12.2% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.66%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$448,193,721	$—	$448,193,721
Convertible Bonds	—	455,098,667	—	455,098,667
U.S. Government and Agency Security	—	844,247	—	844,247
Synthetic Convertible Securities (Corporate Bonds)	—	135,989,912	—	135,989,912
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	256,075	—	256,075
Synthetic Convertible Securities (Purchased Options)	24,043,730	—	—	24,043,730
Convertible Preferred Stocks	122,938,782	62,546,397	—	185,485,179
Common Stocks U.S.	3,305,823	—	—	3,305,823
Short Term Investment	23,553,052	—	—	23,553,052

Total	$173,841,387	$1,102,929,019	$—	$1,276,770,406

Liabilities:
Interest Rate Swaps	$—	$386,165	$—	$386,165

Total	$—	$386,165	$—	$386,165

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2014